091-23743fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
| Estimated average burden hours per response...... | 3.60 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
AAM S&P High Dividend Value ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
SPDV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

17019574

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael Cardin

Date:
November 30, 2017

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 01 2017 |

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
| Estimated average burden hours per response...... | 3.60 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
AAM S&P Emerging Markets High Dividend Value ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
EEMD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
November 30, 2017

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 01 2017 |

CHX CHICAGO STOCK EXCHANGE

RECEIVED
2017 DEC -4 AM
SEC / TM

November 30, 2017

SEC
Mail Processing
Section
DEC 0 1 2017
Washington DC
408

RECEIVED
2017 DEC -4 AM 7:19
SEC / TM

**By UPS**

Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Form 19b-4(e) for exchange traded product**

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

| | |
|---|---|
| SPDV | AAM S&P High Dividend Value ETF |
| EEMD | AAM S&P Emerging Markets High Dividend Value ETF |

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Enclosures